Explanatory Note

The sole purpose of this filing is to file revised risk/return summary information in interactive data format for the series of the Registrant referenced in the supplements filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 13, 2019 (accession number 0001193125-19-291136).